Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2014	2015
Deposit received for the sale of property, plant and equipment	$8,086	$20,678
Government subsidies	4,593	4,400
Social insurance and benefits payables	3,907	3,533
Payables for purchases of property plant and equipment	1,871	7,230
Accrued professional fees	1,257	916
Payables to suppliers	1,243	5,038
Accrued operating expenses	1,201	581
Accrued wages	770	760
Accrued interest expense	407	19
Other tax payables	362	565
Commission payable	236	307
Warranty provision	193	138
Contract deposit for constructor	73	218
Others	—	619

	$24,199	$45,002